14 Prepaid Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	R$ 51,281	R$ 73,778
Amortization	(16,434)	(22,497)
Asset value to recover as renegotiation of GSF, ending	34,847	51,281
Risk premium to be amortized - prepaid expenses	3,180	12,574	R$ 28,033
Grant extension period - intangible	31,667	38,707	R$ 45,745
Risk Premium - Current Asset [Member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	9,394	15,459
Amortization	(9,394)	(15,459)
Transfers	3,180	9,394
Asset value to recover as renegotiation of GSF, ending	3,180	9,394
Risk Premium Noncurrent Asset [Member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	3,180	12,574
Transfers	(3,180)	(9,394)
Asset value to recover as renegotiation of GSF, ending		3,180
Intangible [Member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	38,707	45,745
Amortization	(7,040)	(7,038)
Asset value to recover as renegotiation of GSF, ending	R$ 31,667	R$ 38,707